Derivative Financial Instruments - Summary of gain (loss) on derivative financial instruments (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Dec. 31, 2024
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total gain (loss) on settled derivative instruments	$ (37,584)	$ 77,849	$ 151,479
Gain (loss) on fair value adjustments of unsettled financial instruments	(77,630)	(80,117)	(189,030)
Total gain (loss) on derivative financial instruments	(115,214)	(2,268)	(37,551)
Commodity derivatives settlements
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total gain (loss) on settled derivative instruments	(37,654)	77,749	151,289
Interest rate swaps
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total gain (loss) on settled derivative instruments	$ 70	$ 100	$ 190